Shareholders' capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 04, 2022
Shareholders' capital
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.10
Dividends paid, ordinary shares	$ 0.0	$ 0.0
Dividends paid, per share	$ 0.28
Public float			10.00%